UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09805

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 3

This Form N-Q relates solely to the Registrant’s Prudential Global Absolute Return Bond Fund and Prudential Real Assets Fund.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2016

Date of reporting period:	7/31/2016

Item 1. Schedule of Investments

Prudential Global Absolute Return Bond Fund

Schedule of Investments

as of July 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS — 92.2%
ASSET-BACKED SECURITIES — 5.7%
Non-Residential Mortgage-Backed Security — 1.9%
OneMain Financial Issuance Trust, Series 2014-2A, Class C, 144A	4.330%		09/18/24		500	$494,758

Residential Mortgage-Backed Security — 3.8%
Household Home Equity Loan Trust, Series 2007-1, Class M2	0.967	%(a)	03/20/36		1,000	952,376

TOTAL ASSET-BACKED SECURITIES (cost $1,433,345)						1,447,134

CORPORATE BONDS — 46.4%
Aerospace & Defense — 0.5%
United Technologies Corp., Sr. Unsec’d. Notes	1.125%		12/15/21	EUR	100	116,744

Auto Parts & Equipment — 0.9%
Grupo Antolin Dutch BV (Spain), Sr. Sec’d. Notes, RegS	5.125%		06/30/22	EUR	100	118,995
LKQ Italia Bondco SpA, Gtd. Notes, 144A	3.875%		04/01/24	EUR	100	117,949

						236,944

Banks — 12.4%
ABN AMRO Bank NV (Netherlands), Sub. Notes, 144A	4.750%		07/28/25		250	262,003
Bank of America Corp., Series X, Jr. Sub. Notes	6.250	%(a)	12/31/49		250	261,875
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.650%		03/16/25		250	246,492
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.750%		03/26/25		250	249,825
Goldman Sachs Group, Inc. (The), Series L, Jr. Sub. Notes	5.700	%(a)	12/31/49		250	253,750
ING Bank NV (Netherlands), Sub. Notes, 144A	5.800%		09/25/23		250	278,383
JPMorgan Chase & Co., Series R, Jr. Sub. Notes	6.000	%(a)	12/31/49		250	261,500
MFB Magyar Fejlesztesi Bank Zrt (Hungary), Govt Gtd. Notes, RegS	6.250%		10/21/20		250	277,335
Morgan Stanley, Series J, Jr. Sub. Notes	5.550	%(a)	12/31/49		250	253,125
Nordea Bank AB (Sweden), Sub. Notes, 144A	4.250%		09/21/22		250	268,397
UBS Group Funding Jersey Ltd. (Switzerland), Gtd. Notes, 144A	4.125%		09/24/25		250	263,896
Wells Fargo & Co., Series S, Jr. Sub. Notes	5.900	%(a)	12/31/49		250	266,563

						3,143,144

Building Materials — 1.1%
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, RegS	5.250%		04/01/21	EUR	100	116,456
LSF9 Balta Issuer SA (Luxembourg), Sr. Sec’d. Notes, RegS	7.750%		09/15/22	EUR	100	117,670
US Concrete, Inc., Gtd. Notes, 144A	6.375%		06/01/24		50	51,267

						285,393

Chemicals — 0.9%
Hexion, Inc., Sr. Sec’d. Notes	10.000%		04/15/20		125	122,500
Monitchem HoldCo 3 SA (Luxembourg), Sr. Sec’d. Notes, RegS	5.250%		06/15/21	EUR	100	112,360

						234,860

Commercial Services — 1.6%
Laureate Education, Inc., Gtd. Notes, 144A	10.000%		09/01/19		300	269,250
United Rentals North America, Inc., Gtd. Notes	7.625%		04/15/22		125	133,522

						402,772

Computers — 1.4%
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.450%	10/05/17		250	253,034
Western Digital Corp., Sr. Sec’d. Notes, 144A	7.375%	04/01/23		100	108,875

					361,909

Distribution/Wholesale — 0.9%
Alliance Automotive Finance PLC (United Kingdom), Sr. Sec’d. Notes, RegS	6.250%	12/01/21	EUR	100	120,186
Autodis SA (France), Sr. Sec’d. Notes, RegS	6.500%	02/01/19	EUR	90	104,192

					224,378

Electric — 4.3%
AES Corp., Sr. Unsec’d. Notes	7.375%	07/01/21		25	28,375
Calpine Corp., Sr. Unsec’d. Notes	5.500%	02/01/24		75	74,813
Contourglobal Power Holdings SA (France), Sr. Sec’d. Notes, 144A(b)	5.125%	06/15/21	EUR	100	114,791
Dynegy, Inc., Gtd. Notes	7.375%	11/01/22		250	245,000
GenOn Energy, Inc., Sr. Unsec’d. Notes	9.875%	10/15/20		225	159,750
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.750%	01/20/20		250	287,812
NRG Energy, Inc., Gtd. Notes	7.875%	05/15/21		77	79,888
State Grid Europe Development 2014 PLC (China), Series A, Gtd. Notes, RegS	1.500%	01/26/22	EUR	100	114,310

					1,104,739

Electrical Components & Equipment — 0.5%
Belden, Inc., Gtd. Notes, RegS	5.500%	04/15/23	EUR	100	117,391

Entertainment — 1.3%
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375%	11/01/23		125	134,063
International Game Technology PLC, Sr. Sec’d. Notes, RegS	4.125%	02/15/20	EUR	100	119,906
Scientific Games International, Inc., Gtd. Notes	6.625%	05/15/21		100	67,500

					321,469

Environmental Control — 0.5%
Clean Harbors, Inc., Gtd. Notes	5.250%	08/01/20		125	128,375

Food — 0.5%
Darling Global Finance BV, Gtd. Notes, RegS	4.750%	05/30/22	EUR	100	115,276

Forest Products & Paper — 0.5%
Sappi Papier Holding GmbH (South Africa), Sr. Sec’d. Notes, RegS	3.375%	04/01/22	EUR	100	114,651

Healthcare-Products — 0.3%
Crimson Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	6.625%	05/15/22		100	85,250

Healthcare-Services — 3.0%
CHS/Community Health Systems, Inc., Gtd. Notes	6.875%	02/01/22		200	172,000
HCA, Inc., Gtd. Notes	5.875%	02/15/26		200	214,000
HomeVi SAS (France), Sr. Sec’d. Notes, RegS	6.875%	08/15/21	EUR	100	119,073
Kindred Healthcare, Inc., Gtd. Notes	8.000%	01/15/20		125	127,813
Tenet Healthcare Corp., Sr. Unsec’d. Notes	6.750%	02/01/20		125	125,000

					757,886

Home Builders — 0.8%
KB Home, Gtd. Notes	7.250%	06/15/18		75	80,719
William Lyon Homes, Inc., Gtd. Notes	7.000%	08/15/22		125	126,250

					206,969

Insurance — 1.5%
ASR Nederland NV (Netherlands), Sub. Notes, RegS	5.125	%(a)	09/29/45	EUR	100	119,067
Cloverie PLC for Zurich Insurance Co. Ltd. (Switzerland), Sub. Notes, EMTN	7.500	%(a)	07/24/39	EUR	100	131,083
Liberty Mutual Group, Inc., Gtd. Notes, 144A	2.750%		05/04/26	EUR	100	119,762

						369,912

Lodging — 0.4%
MGM Resorts International, Gtd. Notes	8.625%		02/01/19		100	113,250

Machinery-Diversified — 0.4%
Galapagos SA (Luxembourg), Sr. Sec’d. Notes, RegS	5.375%		06/15/21	EUR	100	101,403

Media — 2.5%
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%		09/15/17		175	185,938
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A	5.875%		05/01/27		125	131,875
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%		12/15/21		75	74,578
Numericable-SFR SAS (France), Sr. Sec’d. Notes, RegS	5.625%		05/15/24	EUR	100	113,813
Virgin Media Finance PLC (United Kingdom), Gtd. Notes, RegS	7.000%		04/15/23	GBP	100	139,624

						645,828

Miscellaneous Manufacturing — 0.7%
Amsted Industries, Inc., Gtd. Notes, 144A (original cost $177,296; purchased 11/18/15)(b)(c)	5.000%		03/15/22		175	176,750

Oil & Gas — 0.8%
Petroleos Mexicanos (Mexico), Gtd. Notes, EMTN, RegS	1.875%		04/21/22	EUR	100	107,416
Petroleos Mexicanos (Mexico), Gtd. Notes	3.125%		01/23/19		100	100,650

						208,066

Packaging & Containers — 3.2%
Ardagh Finance Holdings SA (Luxembourg), Sr. Unsec’d. Notes, PIK, 144A	8.625%		06/15/19		272	280,188
Ball Corp., Gtd. Notes	4.375%		12/15/23	EUR	100	124,103
Horizon Holdings I SAS (France), Sr. Unsec’d. Notes, RegS	7.250%		08/01/23	EUR	100	120,102
Kloeckner Pentaplast of America, Inc. (Luxembourg), Gtd. Notes, RegS	7.125%		11/01/20	EUR	100	117,949
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A	5.875%		08/15/23		50	53,750
SIG Combibloc Holdings SCA (Luxembourg), Sr. Unsec’d. Notes, RegS	7.750%		02/15/23	EUR	100	119,347

						815,439

Pharmaceuticals — 0.8%
Grifols Worldwide Operations Ltd. (Spain), Gtd. Notes	5.250%		04/01/22		200	208,500

Retail — 2.2%
Dufry Finance SCA (Switzerland), Gtd. Notes, RegS	4.500%		08/01/23	EUR	100	118,995
Kirk Beauty One GmbH (Germany), Sr. Unsec’d. Notes, RegS	8.750%		07/15/23	EUR	100	120,778
Landry’s, Inc., Gtd. Notes, 144A (original cost $80,063; purchased 11/13/15)(b)(c)	9.375%		05/01/20		75	78,938
PVH Corp., Sr. Unsec’d. Notes, 144A	3.625%		07/15/24	EUR	100	116,982
THOM Europe SAS (France), Sr. Sec’d. Notes, RegS	7.375%		07/15/19	EUR	100	117,625

						553,318

Software — 0.5%
First Data Corp., Gtd. Notes, 144A	7.000%		12/01/23		125	128,594

Telecommunications — 0.4%
Wind Acquisition Finance SA (Italy), Sr. Sec’d. Notes, RegS	4.000%		07/15/20	EUR	100	112,080

Transportation — 1.6%
Onorato Armatori SpA (Italy), Sr. Sec’d. Notes, 144A	7.750%		02/15/23	EUR	100	109,565
Silk Bidco AS (Norway), Sr. Sec’d. Notes, RegS	7.500%		02/01/22	EUR	200	235,340
XPO Logistics, Inc., Sr. Unsec’d. Notes, 144A	7.875%		09/01/19		50	51,875

						396,780

TOTAL CORPORATE BONDS (cost $11,393,259)						11,788,070

FOREIGN GOVERNMENT BONDS — 30.9%
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes, 144A	6.875%		04/22/21		150	161,400
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	2.875%		04/01/21	EUR	450	502,474
Bulgaria Government International Bond (Bulgaria), Sr. Unsec’d. Notes, RegS	2.950%		09/03/24	EUR	450	537,914
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes, EMTN	3.875%		03/22/26	EUR	160	199,051
Cyprus Government International Bond (Cyprus), Unsec’d. Notes, EMTN, RegS	3.875%		05/06/22	EUR	950	1,087,383
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, RegS	7.500%		05/06/21		230	257,600
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes	3.375%		07/17/17	EUR	400	432,230
Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes, EMTN(b)	3.800%		08/08/17	JPY	10,000	92,860
Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes(b)	5.000%		08/22/16	JPY	20,000	193,859
Iceland Government International Bond (Iceland), Unsec’d. Notes, RegS	5.875%		05/11/22		550	645,220
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	2.875%		07/08/21	EUR	450	531,452
Japan Government Five Year Bond (Japan), Sr. Unsec’d. Notes	0.100%		09/20/20	JPY	150,000	1,491,621
Kazakhstan Government International Bond (Kazakhstan), Sr. Unsec’d. Notes, RegS	5.125%		07/21/25		250	273,988
Poland Government International Bond (Poland), Sr. Unsec’d. Notes, EMTN, RegS	3.750%		01/19/23	EUR	200	270,741
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes	4.800%		06/15/20	EUR	100	125,861
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, EMTN, RegS	2.875%		10/28/24	EUR	680	808,709
Russian Foreign Bond - Eurobond (Russia), Sr. Unsec’d. Notes, RegS	3.625%		09/16/20	EUR	200	245,722

TOTAL FOREIGN GOVERNMENT BONDS (cost $7,229,403)						7,858,085

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 9.2%
Credit Suisse Mortgage Trust, Series 2015-12R, Class 1A1, 144A(b)(d)	2.467	%(a)	10/30/47		361	359,165
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3(e)	3.788	%(a)	10/25/27		1,000	1,019,987

LSTAR Securities Investment Trust, Series 2015-10, Class A2, 144A(d)	3.967%(a)	11/01/20		1,000	955,000

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $2,290,233)					2,334,152

TOTAL LONG-TERM INVESTMENTS (cost $22,346,240)					23,427,441

			Shares
SHORT-TERM INVESTMENTS — 7.3%
AFFILIATED MUTUAL FUND — 4.9%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $1,244,099)(f)				1,244,099	1,244,099

	Interest Rate	Maturity Date	Principal Amount (000)#
FOREIGN TREASURY OBLIGATION — 1.0%
Letras Del Banco Central De La Republica Argentina (Argentina) (cost $279,377)	28.617%(g)	09/07/16	ARS	4,032	260,962

	Counterparty		Notional Amount (000)#
OPTIONS PURCHASED* — 1.4%
Call Options — 0.4%
CDX.NA.IG.26, expiring 08/17/16, Strike Price $60.00	Citigroup Global Markets			7,500	96
Currency Option EUR vs TRY, expiring 04/26/17, Strike Price 5.00	Credit Suisse First Boston Corp.		EUR	1,250	5,699
Currency Option USD vs BRL, expiring 08/18/16, Strike Price 7.50	Morgan Stanley			1,000	—
expiring 04/26/17, Strike Price 6.00	Credit Suisse First Boston Corp.			1,500	3,079
expiring 04/26/17, Strike Price 7.50	Credit Suisse First Boston Corp.			1,000	722
Currency Option USD vs INR, expiring 07/27/17, Strike Price 71.50	JPMorgan Chase			1,500	35,841
Currency Option USD vs KRW, expiring 05/29/17, Strike Price 1,500.00	Citigroup Global Markets			1,500	4,198
Currency Option USD vs MYR, expiring 08/16/16, Strike Price 6.09	Hong Kong & Shanghai Bank			1,000	—
Currency Option USD vs PLN, expiring 12/18/16, Strike Price 6.00	Citigroup Global Markets			1,000	151
iTraxx.Main.25.V1, expiring 08/17/16, Strike Price $80.00	Citigroup Global Markets		EUR	7,500	48,815

					98,601

Put Options — 1.0%
CDX.NA.IG.26, expiring 08/17/16, Strike Price $85.00	Citigroup Global Markets			7,500	2,171

Currency Option AUD vs JPY, expiring 09/15/16, Strike Price 50.00	Citigroup Global Markets	AUD	6,000	92
expiring 06/16/17, Strike Price 70.00	Citigroup Global Markets	AUD	6,000	131,092
Currency Option EUR vs PLN, expiring 12/08/16, Strike Price 4.30	Citigroup Global Markets	EUR	900	8,499
Currency Option GBP vs USD, expiring 02/14/17, Strike Price 1.30	JPMorgan Chase	GBP	700	19,473
expiring 02/14/17, Strike Price 1.10	JPMorgan Chase	GBP	700	1,138
Currency Option USD vs BRL, expiring 11/16/17, Strike Price 3.70	Morgan Stanley		1,000	81,587
iTraxx.Main.25.V1, expiring 08/17/16, Strike Price $110.00	Citigroup Global Markets	EUR	7,500	68

				244,120

TOTAL OPTIONS PURCHASED (cost $387,034)				342,721

TOTAL SHORT-TERM INVESTMENTS (cost $1,910,510)				1,847,782

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 99.5% (cost $24,256,750)(h)				25,275,223

OPTIONS WRITTEN* — (1.6)%
Call Options — (0.8)%
CDX.NA.IG.26, expiring 08/17/16, Strike Price $70.00	Citigroup Global Markets		7,500	(3,085)
Currency Option EUR vs TRY, expiring 07/27/18, Strike Price 5.00	Credit Suisse First Boston Corp.	EUR	1,250	(46,235)
Currency Option USD vs BRL, expiring 11/16/17, Strike Price 7.50	Morgan Stanley		1,000	(4,158)
expiring 7/27/18, Strike Price 6.00	Credit Suisse First Boston Corp.		1,500	(29,942)
Currency Option USD vs INR, expiring 07/27/18, Strike Price 75.50	JPMorgan Chase		1,500	(15,970)
Currency Option USD vs KRW, expiring 07/27/18, Strike Price 1,500.00	Citigroup Global Markets		1,500	(22,510)
Currency Option USD vs MYR, expiring 01/09/17, Strike Price 5.50	Credit Suisse First Boston Corp.		1,000	(753)
Currency Option USD vs PLN, expiring 12/08/16, Strike Price 4.65	Barclays Capital Group		1,000	(1,772)
iTraxx.Main.25.V1, expiring 08/17/16, Strike Price $90.00	Citigroup Global Markets	EUR	7,500	(87,773)

				(212,198)

Put Options — (0.8)%
CDX.NA.IG.26, expiring 08/17/16, Strike Price $115.00	Citigroup Global Markets		7,500	(88)
Currency Option AUD vs JPY, expiring 06/16/17, Strike Price 61.00	Citigroup Global Markets	AUD	12,000	(107,129)
Currency Option EUR vs PLN, expiring 12/08/16, Strike Price 4.10	Citigroup Global Markets	EUR	900	(1,145)
Currency Option GBP vs USD, expiring 02/14/17, Strike Price 1.20	JPMorgan Chase	GBP	1,400	(9,710)

Currency Option USD vs BRL, expiring 11/16/17, Strike Price 3.70	Citigroup Global Markets		1,000	(81,587)
iTraxx.Main.25.V1, expiring 08/17/16, Strike Price $135.00	Citigroup Global Markets	EUR	7,500	(2)

				(199,661)

TOTAL OPTIONS WRITTEN (premiums received $465,758)				(411,859)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 97.9% (cost $23,790,992)				24,863,364
Other assets in excess of liabilities(i) — 2.1%				529,234

NET ASSETS — 100.0%				$25,392,598

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
bps	Basis Points
BUBOR	Budapest Interbank Offered Rate
CDX	Credit Derivative Index
CMBX	Commercial Mortgage Backed Securities Index
EMTN	Euro Medium Term Note
EONIA	Euro Overnight Index Average
EURIBOR	Euro Interbank Offered Rate
IBRCOL	Colombia Overnight Interbank Reference Rate
iTraxx	International Credit Derivative Index
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
MIBOR	Mumbai Interbank Offered Rate
OTC	Over-the-counter
PIK	Payment-in-Kind
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
STIBOR	Stockholm Interbank Offered Rate
TELBOR	Tel Aviv Interbank Offered Rate
UKRPI	United Kingdom Retail Prices Index
WIBOR	Warsaw Interbank Offered Rate
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah

ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	United States Dollar
ZAR	South African Rand

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2016.
(b)	Indicates a security or securities that have been deemed illiquid.
(c)	Indicates a restricted security; the aggregate original cost of the restricted securities is $257,359. The aggregate value of $255,688 is approximately 1.0% of net assets.
(d)	Indicates a Level 3 security. The aggregate value of Level 3 securities is $1,314,165 and 5.2% of net assets.
(e)	Represents Connecticut Avenue security issued by Fannie Mae or a Structured Agency Credit Risk security issued by Freddie Mac.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Ultra Short Bond Fund.
(g)	Represents a zero coupon or step bond. Rate quoted represents yield to maturity at purchase date.
(h)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$24,256,750

Appreciation	1,288,630
Depreciation	(270,157)

Net Unrealized Appreciation	$1,018,473

The book basis may differ from tax basis due to certain tax-related adjustments.

(i)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at July 31, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at July 31, 2016	Unrealized Appreciation (Depreciation)
	Long Positions:
2	5 Year Euro-Bobl	Sep. 2016	$298,374	$298,888	$514
8	5 Year U.S. Treasury Notes	Sep. 2016	971,937	976,125	4,188
2	10 Year U.S. Treasury Notes	Sep. 2016	264,594	266,094	1,500
1	10 Year U.S. Ultra Treasury Bonds	Sep. 2016	145,297	146,203	906
12	30 Year U.S. Ultra Treasury Bonds	Sep. 2016	2,122,636	2,286,375	163,739

					170,847

	Short Positions:
29	2 Year U.S. Treasury Notes	Sep. 2016	6,341,391	6,351,000	(9,609)
10	20 Year U.S. Treasury Bonds	Sep. 2016	1,624,469	1,744,375	(119,906)
1	30 Year Euro BUXL	Sep. 2016	213,114	220,292	(7,178)

					(136,693)

					$34,154

Cash of $200,000 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at July 31, 2016.

Forward foreign currency exchange contracts outstanding at July 31, 2016:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar, Expiring 10/14/16	Bank of America	AUD	135	$102,200	$102,137	$(63)
Expiring 10/14/16	Barclays Capital Group	AUD	34	26,000	25,943	(57)
Expiring 10/14/16	Citigroup Global Markets	AUD	19	14,000	14,159	159
Expiring 10/14/16	Goldman Sachs & Co.	AUD	169	127,700	128,075	375
Expiring 10/14/16	JPMorgan Chase	AUD	54	40,864	40,680	(184)
Expiring 10/14/16	JPMorgan Chase	AUD	54	40,974	40,926	(48)
Expiring 10/14/16	JPMorgan Chase	AUD	68	51,422	51,605	183
Expiring 10/14/16	JPMorgan Chase	AUD	84	63,850	63,442	(408)
Expiring 10/14/16	JPMorgan Chase	AUD	84	63,850	63,605	(245)
Expiring 10/14/16	JPMorgan Chase	AUD	1,523	1,161,394	1,154,465	(6,929)
Brazilian Real, Expiring 08/02/16	Bank of America	BRL	93	28,000	28,672	672
Expiring 08/02/16	Bank of America	BRL	522	157,500	160,697	3,197
Expiring 08/02/16	Goldman Sachs & Co.	BRL	258	78,101	79,530	1,429
Expiring 08/02/16	JPMorgan Chase	BRL	82	25,000	25,273	273
Expiring 08/02/16	JPMorgan Chase	BRL	94	28,001	29,031	1,030
Expiring 09/02/16	Goldman Sachs & Co.	BRL	845	255,248	257,372	2,124
Expiring 04/28/17	Credit Suisse First Boston Corp.	BRL	131	36,735	37,251	516
Expiring 11/20/17	Citigroup Global Markets	BRL	1,415	342,080	384,718	42,638
British Pound, Expiring 10/27/16	Barclays Capital Group	GBP	8	11,000	11,100	100
Expiring 10/27/16	Citigroup Global Markets	GBP	11	14,000	14,118	118
Expiring 10/27/16	Citigroup Global Markets	GBP	11	15,000	15,127	127
Canadian Dollar, Expiring 10/14/16	Bank of America	CAD	44	33,726	33,395	(331)
Expiring 10/14/16	Bank of America	CAD	133	102,200	102,170	(30)
Expiring 10/14/16	Citigroup Global Markets	CAD	26	20,000	19,956	(44)
Expiring 10/14/16	Citigroup Global Markets	CAD	99	76,500	75,913	(587)
Expiring 10/14/16	Citigroup Global Markets	CAD	198	152,697	151,924	(773)
Expiring 10/14/16	Goldman Sachs & Co.	CAD	82	63,850	63,028	(822)
Expiring 10/14/16	JPMorgan Chase	CAD	44	34,237	33,896	(341)
Expiring 10/14/16	JPMorgan Chase	CAD	44	34,237	33,896	(341)
Expiring 10/14/16	JPMorgan Chase	CAD	53	40,864	40,406	(458)
Expiring 10/14/16	JPMorgan Chase	CAD	82	63,850	62,962	(888)
Expiring 10/14/16	JPMorgan Chase	CAD	99	76,500	76,141	(359)

Chilean Peso, Expiring 08/05/16	Bank of America	CLP	9,338	14,000	14,254	254
Expiring 08/05/16	Bank of America	CLP	24,721	38,000	37,734	(266)
Expiring 08/05/16	Barclays Capital Group	CLP	7,443	11,000	11,361	361
Expiring 08/05/16	Citigroup Global Markets	CLP	19,178	29,000	29,273	273
Expiring 08/05/16	Citigroup Global Markets	CLP	20,774	32,000	31,710	(290)
Expiring 08/05/16	JPMorgan Chase	CLP	11,690	17,000	17,844	844
Expiring 08/05/16	JPMorgan Chase	CLP	26,952	40,000	41,140	1,140
Expiring 08/05/16	UBS AG	CLP	22,147	34,000	33,805	(195)
Chinese Renminbi, Expiring 10/27/16	Bank of America	CNH	140	21,001	21,022	21
Expiring 10/27/16	Citigroup Global Markets	CNH	181	27,000	27,256	256
Colombian Peso, Expiring 08/05/16	Bank of America	COP	43,720	14,338	14,218	(120)
Expiring 08/05/16	Citigroup Global Markets	COP	61,488	21,000	19,997	(1,003)
Expiring 08/05/16	Citigroup Global Markets	COP	72,521	24,000	23,585	(415)
Expiring 08/05/16	Citigroup Global Markets	COP	145,442	47,000	47,300	300
Expiring 08/05/16	Goldman Sachs & Co.	COP	61,555	20,162	20,018	(144)
Expiring 08/05/16	Goldman Sachs & Co.	COP	68,102	22,750	22,148	(602)
Expiring 08/05/16	Goldman Sachs & Co.	COP	73,124	23,819	23,781	(38)
Expiring 08/05/16	Goldman Sachs & Co.	COP	583,100	197,193	189,632	(7,561)
Expiring 10/20/16	Citigroup Global Markets	COP	74,237	23,855	23,781	(74)
Euro, Expiring 10/27/16	Barclays Capital Group	EUR	28	31,000	31,000	—
Expiring 10/27/16	Citigroup Global Markets	EUR	23	26,000	26,227	227
Expiring 10/27/16	JPMorgan Chase	EUR	346	382,286	388,779	6,493
Expiring 10/28/16	Bank of America	EUR	40	44,343	44,642	299
Hungarian Forint, Expiring 10/21/16	Citigroup Global Markets	HUF	7,441	26,000	26,756	756
Indian Rupee, Expiring 08/12/16	Citigroup Global Markets	INR	735	11,000	10,952	(48)
Expiring 08/12/16	Citigroup Global Markets	INR	3,940	58,000	58,678	678
Expiring 08/12/16	Citigroup Global Markets	INR	14,547	214,655	216,637	1,982
Expiring 08/12/16	Hong Kong & Shanghai Bank	INR	17,779	262,951	264,778	1,827
Expiring 08/12/16	JPMorgan Chase	INR	1,149	17,000	17,113	113
Expiring 08/12/16	UBS AG	INR	2,531	37,000	37,690	690
Expiring 10/20/16	Citigroup Global Markets	INR	33,882	497,904	498,660	756
Expiring 07/31/17	JPMorgan Chase	INR	20,680	291,000	297,211	6,211
Indonesian Rupiah, Expiring 08/29/16	Bank of America	IDR	500,825	38,000	38,060	60
Expiring 08/29/16	Citigroup Global Markets	IDR	200,928	14,995	15,270	275

Expiring 08/29/16	JPMorgan Chase	IDR	462,595	35,000	35,155	155
Expiring 08/29/16	JPMorgan Chase	IDR	511,719	39,000	38,888	(112)
Expiring 08/29/16	UBS AG	IDR	2,800,345	201,174	212,813	11,639
Israeli Shekel, Expiring 10/20/16	Bank of America	ILS	184	48,000	48,418	418
Expiring 10/20/16	Citigroup Global Markets	ILS	420	108,986	110,358	1,372
Japanese Yen, Expiring 10/27/16	Bank of America	JPY	3,638	35,644	35,778	134
Expiring 10/27/16	Bank of America	JPY	4,123	40,397	40,549	152
Expiring 10/27/16	Bank of America	JPY	4,280	41,934	42,091	157
Expiring 10/27/16	Citigroup Global Markets	JPY	1,251	12,000	12,302	302
Expiring 10/27/16	Goldman Sachs & Co.	JPY	4,397	42,993	43,238	245
Expiring 10/27/16	Goldman Sachs & Co.	JPY	5,045	49,334	49,616	282
Expiring 10/27/16	Goldman Sachs & Co.	JPY	5,141	49,444	50,561	1,117
Expiring 10/27/16	Goldman Sachs & Co.	JPY	5,150	49,444	50,647	1,203
Expiring 10/27/16	Goldman Sachs & Co.	JPY	7,809	76,650	76,795	145
Expiring 10/27/16	Goldman Sachs & Co.	JPY	7,809	76,650	76,795	145
Expiring 10/27/16	Goldman Sachs & Co.	JPY	11,105	108,263	109,216	953
Expiring 10/27/16	JPMorgan Chase	JPY	4,515	43,410	44,404	994
Expiring 10/27/16	JPMorgan Chase	JPY	4,886	47,770	48,047	277
Expiring 10/27/16	JPMorgan Chase	JPY	5,074	48,706	49,899	1,193
Expiring 10/27/16	JPMorgan Chase	JPY	5,116	49,198	50,317	1,119
Expiring 10/27/16	JPMorgan Chase	JPY	5,117	49,198	50,326	1,128
Expiring 10/27/16	JPMorgan Chase	JPY	5,454	53,324	53,634	310
Expiring 10/27/16	UBS AG	JPY	5,939	58,041	58,405	364
Malaysian Ringgit, Expiring 09/26/16	Citigroup Global Markets	MYR	76	18,520	18,588	68
Expiring 09/26/16	Citigroup Global Markets	MYR	319	77,873	78,110	237
Expiring 09/26/16	Citigroup Global Markets	MYR	372	90,746	90,996	250
Expiring 09/26/16	JPMorgan Chase	MYR	373	92,450	91,385	(1,065)
Expiring 10/07/16	Citigroup Global Markets	MYR	145	36,000	35,571	(429)
Expiring 10/07/16	Citigroup Global Markets	MYR	170	42,236	41,511	(725)
Expiring 10/07/16	Goldman Sachs & Co.	MYR	903	222,044	220,856	(1,188)
Mexican Peso, Expiring 10/14/16	Bank of America	MXN	158	8,530	8,359	(171)
Expiring 10/14/16	Citigroup Global Markets	MXN	747	40,000	39,503	(497)
Expiring 10/14/16	Goldman Sachs & Co.	MXN	2,040	110,306	107,879	(2,427)
Expiring 10/21/16	Citigroup Global Markets	MXN	3,003	158,497	158,696	199
Expiring 10/21/16	Goldman Sachs & Co.	MXN	8,903	475,710	470,521	(5,189)
New Taiwanese Dollar, Expiring 09/30/16	Bank of America	TWD	609	19,000	19,096	96
Expiring 09/30/16	Bank of America	TWD	1,051	33,000	32,971	(29)
Expiring 09/30/16	Citigroup Global Markets	TWD	381	12,000	11,943	(57)
Expiring 09/30/16	Citigroup Global Markets	TWD	1,181	37,000	37,035	35

Expiring 09/30/16	Citigroup Global Markets	TWD	4,936	153,370	154,815	1,445
Expiring 09/30/16	JPMorgan Chase	TWD	672	21,000	21,077	77
Expiring 09/30/16	JPMorgan Chase	TWD	1,022	32,000	32,057	57
Expiring 09/30/16	JPMorgan Chase	TWD	4,047	125,528	126,928	1,400
Expiring 11/21/16	JPMorgan Chase	TWD	7,246	221,429	227,524	6,095
New Zealand Dollar, Expiring 10/14/16	Bank of America	NZD	73	51,200	52,264	1,064
Expiring 10/14/16	Barclays Capital Group	NZD	23	17,000	16,873	(127)
Expiring 10/14/16	Citigroup Global Markets	NZD	19	13,000	13,326	326
Expiring 10/14/16	Citigroup Global Markets	NZD	64	46,020	46,337	317
Expiring 10/14/16	JPMorgan Chase	NZD	58	41,725	41,981	256
Expiring 10/14/16	JPMorgan Chase	NZD	77	55,077	55,647	570
Expiring 10/14/16	JPMorgan Chase	NZD	78	55,911	56,225	314
Expiring 10/14/16	JPMorgan Chase	NZD	1,154	840,750	830,336	(10,414)
Expiring 10/14/16	UBS AG	NZD	73	51,199	52,255	1,056
Expiring 10/14/16	UBS AG	NZD	73	52,156	52,622	466
Expiring 10/14/16	UBS AG	NZD	78	55,911	56,233	322
Expiring 10/14/16	UBS AG	NZD	142	102,200	102,146	(54)
Norwegian Krone, Expiring 10/21/16	Citigroup Global Markets	NOK	120	14,000	14,176	176
Expiring 10/21/16	Goldman Sachs & Co.	NOK	934	109,053	110,731	1,678
Expiring 10/21/16	JPMorgan Chase	NOK	490	57,664	58,125	461
Peruvian Nuevo Sol, Expiring 08/05/16	Bank of America	PEN	59	18,000	17,645	(355)
Expiring 08/05/16	Bank of America	PEN	154	47,000	46,048	(952)
Expiring 08/05/16	Citigroup Global Markets	PEN	94	28,000	28,096	96
Expiring 08/05/16	Citigroup Global Markets	PEN	171	51,000	51,085	85
Expiring 08/05/16	Citigroup Global Markets	PEN	206	62,000	61,466	(534)
Expiring 08/05/16	JPMorgan Chase	PEN	37	11,000	10,945	(55)
Expiring 10/20/16	Citigroup Global Markets	PEN	62	18,420	18,446	26
Philippine Peso, Expiring 08/15/16	Bank of America	PHP	2,070	44,000	43,899	(101)
Expiring 08/15/16	Bank of America	PHP	3,401	71,842	72,126	284
Expiring 08/15/16	Barclays Capital Group	PHP	7,436	158,373	157,690	(683)
Expiring 08/15/16	BNP Paribas	PHP	245	5,250	5,200	(50)
Expiring 08/15/16	Citigroup Global Markets	PHP	5,125	108,232	108,683	451
Expiring 08/15/16	Goldman Sachs & Co.	PHP	1,651	34,875	35,006	131
Expiring 08/15/16	Goldman Sachs & Co.	PHP	1,758	37,177	37,293	116
Expiring 08/15/16	JPMorgan Chase	PHP	2,363	50,000	50,102	102
Expiring 08/15/16	JPMorgan Chase	PHP	11,963	252,127	253,713	1,586
Expiring 10/20/16	Citigroup Global Markets	PHP	2,457	52,000	51,931	(69)
Expiring 10/20/16	JPMorgan Chase	PHP	2,174	46,000	45,954	(46)
Polish Zloty, Expiring 10/21/16	Bank of America	PLN	47	12,110	12,134	24
Expiring 10/21/16	Citigroup Global Markets	PLN	47	12,110	12,142	32
Expiring 10/21/16	Citigroup Global Markets	PLN	613	153,612	156,920	3,308

Russian Ruble, Expiring 10/07/16	Bank of America	RUB	1,071	16,688	15,941	(747)
Expiring 10/07/16	Bank of America	RUB	1,124	17,522	16,727	(795)
Expiring 10/07/16	Bank of America	RUB	1,522	23,754	22,652	(1,102)
Expiring 10/07/16	Bank of America	RUB	5,104	79,200	75,973	(3,227)
Expiring 10/07/16	Citigroup Global Markets	RUB	563	8,786	8,385	(401)
Expiring 10/07/16	Citigroup Global Markets	RUB	4,081	62,481	60,739	(1,742)
Expiring 10/07/16	Credit Suisse First Boston Corp.	RUB	19,749	306,020	293,936	(12,084)
Singapore Dollar, Expiring 09/30/16	Barclays Capital Group	SGD	18	13,000	13,109	109
Expiring 09/30/16	Citigroup Global Markets	SGD	115	85,593	85,705	112
Expiring 09/30/16	Citigroup Global Markets	SGD	115	85,592	85,766	174
Expiring 09/30/16	Citigroup Global Markets	SGD	137	101,532	101,975	443
Expiring 09/30/16	Citigroup Global Markets	SGD	137	101,351	102,015	664
Expiring 09/30/16	JPMorgan Chase	SGD	113	84,315	84,451	136
Expiring 01/11/17	Citigroup Global Markets	SGD	321	222,222	239,405	17,183
South African Rand, Expiring 10/13/16	Citigroup Global Markets	ZAR	82	5,561	5,804	243
Expiring 10/13/16	Citigroup Global Markets	ZAR	395	27,000	28,008	1,008
Expiring 10/13/16	Citigroup Global Markets	ZAR	576	39,538	40,869	1,331
Expiring 10/13/16	Citigroup Global Markets	ZAR	931	63,200	66,059	2,859
Expiring 10/13/16	Citigroup Global Markets	ZAR	1,148	79,074	81,432	2,358
Expiring 10/13/16	Citigroup Global Markets	ZAR	1,152	79,187	81,717	2,530
Expiring 10/13/16	Citigroup Global Markets	ZAR	1,384	94,108	98,184	4,076
Expiring 10/13/16	Goldman Sachs & Co.	ZAR	576	39,537	40,850	1,313
Expiring 10/13/16	Goldman Sachs & Co.	ZAR	2,305	156,847	163,531	6,684
South Korean Won, Expiring 09/30/16	Citigroup Global Markets	KRW	21,629	19,000	19,304	304
Expiring 09/30/16	Citigroup Global Markets	KRW	66,503	58,800	59,354	554
Expiring 09/30/16	JPMorgan Chase	KRW	17,083	15,000	15,246	246
Expiring 11/21/16	JPMorgan Chase	KRW	125,512	107,800	112,015	4,215
Expiring 11/21/16	JPMorgan Chase	KRW	133,919	112,584	119,518	6,934
Swedish Krona, Expiring 10/21/16	Citigroup Global Markets	SEK	146	17,000	17,102	102
Expiring 10/21/16	Citigroup Global Markets	SEK	653	76,600	76,651	51

Expiring 10/21/16	Citigroup Global Markets	SEK	1,088	127,700	127,636	(64)
Expiring 10/21/16	Goldman Sachs & Co.	SEK	717	84,315	84,147	(168)
Expiring 10/21/16	Goldman Sachs & Co.	SEK	728	85,593	85,397	(196)
Expiring 10/21/16	UBS AG	SEK	728	85,592	85,467	(125)
Swiss Franc, Expiring 10/27/16	Citigroup Global Markets	CHF	30	31,000	31,578	578
Expiring 10/27/16	Citigroup Global Markets	CHF	47	48,559	48,634	75
Expiring 10/27/16	Citigroup Global Markets	CHF	47	49,050	49,125	75
Expiring 10/27/16	Citigroup Global Markets	CHF	48	49,295	49,371	76
Expiring 10/27/16	Citigroup Global Markets	CHF	48	49,294	49,388	94
Expiring 10/27/16	Citigroup Global Markets	CHF	74	76,640	76,787	147
Expiring 10/27/16	JPMorgan Chase	CHF	47	49,050	49,145	95
Expiring 10/27/16	JPMorgan Chase	CHF	59	61,312	61,447	135
Thai Baht, Expiring 10/21/16	Bank of America	THB	1,811	52,000	51,915	(85)
Expiring 10/21/16	Citigroup Global Markets	THB	1,819	52,000	52,158	158
Expiring 10/21/16	Citigroup Global Markets	THB	2,407	69,050	69,014	(36)
Expiring 10/21/16	Citigroup Global Markets	THB	8,817	253,254	252,782	(472)
Expiring 10/21/16	Goldman Sachs & Co.	THB	2,402	69,000	68,862	(138)
Turkish Lira, Expiring 08/19/16	Barclays Capital Group	TRY	44	15,000	14,805	(195)
Expiring 08/19/16	Barclays Capital Group	TRY	75	25,000	24,973	(27)
Expiring 08/19/16	Barclays Capital Group	TRY	88	30,000	29,366	(634)
Expiring 08/19/16	JPMorgan Chase	TRY	370	121,947	123,273	1,326
Expiring 08/19/16	JPMorgan Chase	TRY	740	243,218	246,545	3,327

				$16,145,386	$16,257,637	112,251

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar, Expiring 10/14/16	Citigroup Global Markets	AUD	55	$41,052	$41,722	$(670)
Expiring 10/14/16	Citigroup Global Markets	AUD	55	40,848	41,505	(657)
Expiring 10/14/16	Citigroup Global Markets	AUD	55	40,848	41,447	(599)
Expiring 10/14/16	Citigroup Global Markets	AUD	54	40,440	41,095	(655)
Expiring 10/14/16	Citigroup Global Markets	AUD	39	28,999	29,450	(451)
Expiring 10/14/16	JPMorgan Chase	AUD	75	55,546	56,700	(1,154)
Expiring 10/14/16	JPMorgan Chase	AUD	75	55,546	56,627	(1,081)

Expiring 10/14/16	JPMorgan Chase	AUD	68	51,060	51,823	(763)
Expiring 10/14/16	JPMorgan Chase	AUD	64	47,610	48,518	(908)
Expiring 10/14/16	JPMorgan Chase	AUD	55	41,052	41,728	(676)
Expiring 10/14/16	JPMorgan Chase	AUD	47	35,108	35,723	(615)
Expiring 10/14/16	JPMorgan Chase	AUD	47	35,108	35,714	(606)
Expiring 10/14/16	JPMorgan Chase	AUD	46	34,584	35,198	(614)
Brazilian Real, Expiring 08/02/16	Barclays Capital Group	BRL	205	61,421	63,025	(1,604)
Expiring 11/20/17	Morgan Stanley	BRL	1,415	300,000	384,718	(84,718)
Expiring 06/29/18	Credit Suisse First Boston Corp.	BRL	714	183,672	185,844	(2,172)
British Pound, Expiring 10/27/16	TD Securities	GBP	682	897,582	904,334	(6,752)
Canadian Dollar, Expiring 10/14/16	Barclays Capital Group	CAD	22	17,000	16,910	90
Expiring 10/14/16	Barclays Capital Group	CAD	19	14,000	14,174	(174)
Expiring 10/14/16	Citigroup Global Markets	CAD	32	24,000	24,213	(213)
Expiring 10/14/16	Citigroup Global Markets	CAD	26	20,000	20,266	(266)
Expiring 10/14/16	JPMorgan Chase	CAD	101	76,700	77,596	(896)
Expiring 10/14/16	JPMorgan Chase	CAD	68	51,200	51,789	(589)
Expiring 10/14/16	JPMorgan Chase	CAD	57	42,880	43,479	(599)
Expiring 10/14/16	JPMorgan Chase	CAD	57	42,880	43,452	(572)
Expiring 10/14/16	JPMorgan Chase	CAD	56	42,240	42,832	(592)
Expiring 10/14/16	JPMorgan Chase	CAD	54	41,165	41,693	(528)
Expiring 10/14/16	JPMorgan Chase	CAD	54	41,165	41,666	(501)
Expiring 10/14/16	JPMorgan Chase	CAD	54	40,960	41,502	(542)
Expiring 10/14/16	JPMorgan Chase	CAD	54	40,960	41,494	(534)
Expiring 10/14/16	JPMorgan Chase	CAD	54	40,550	41,092	(542)
Chilean Peso, Expiring 08/05/16	Bank of America	CLP	111,162	168,875	169,680	(805)
Expiring 08/05/16	Citigroup Global Markets	CLP	11,150	16,000	17,019	(1,019)
Expiring 08/05/16	Citigroup Global Markets	CLP	1,654	2,443	2,524	(81)
Expiring 08/05/16	Goldman Sachs & Co.	CLP	12,712	18,540	19,404	(864)
Expiring 08/05/16	UBS AG	CLP	6,755	10,000	10,311	(311)
Chinese Renminbi, Expiring 10/27/16	Hong Kong & Shanghai Bank	CNH	2,153	320,484	323,613	(3,129)
Colombian Peso, Expiring 08/05/16	Citigroup Global Markets	COP	372,559	121,503	121,161	342
Expiring 08/05/16	Citigroup Global Markets	COP	321,554	104,680	104,574	106
Expiring 08/05/16	Citigroup Global Markets	COP	60,007	19,525	19,515	10
Expiring 08/05/16	Citigroup Global Markets	COP	30,753	10,000	10,001	(1)
Expiring 08/05/16	JPMorgan Chase	COP	83,944	28,000	27,300	700
Expiring 08/05/16	UBS AG	COP	487,674	157,124	158,598	(1,474)
Czech Koruna, Expiring 10/21/16	Citigroup Global Markets	CZK	4,038	165,213	167,507	(2,294)

Expiring 10/07/16	Citigroup Global Markets	EUR	38	42,236	42,758	(522)
Expiring 10/14/16	JPMorgan Chase	EUR	640	712,253	718,030	(5,777)
Expiring 10/27/16	Citigroup Global Markets	EUR	15	16,000	16,301	(301)
Expiring 10/27/16	JPMorgan Chase	EUR	2,239	2,471,462	2,513,353	(41,891)
Hungarian Forint, Expiring 10/21/16	Citigroup Global Markets	HUF	79,036	276,116	284,212	(8,096)
Indian Rupee, Expiring 08/12/16	Bank of America	INR	10,407	152,151	154,987	(2,836)
Expiring 08/12/16	Bank of America	INR	5,316	79,201	79,167	34
Expiring 08/12/16	Bank of America	INR	4,589	67,000	68,339	(1,339)
Expiring 08/12/16	Citigroup Global Markets	INR	6,715	99,099	100,002	(903)
Expiring 08/12/16	JPMorgan Chase	INR	4,375	65,000	65,152	(152)
Expiring 08/12/16	JPMorgan Chase	INR	2,439	36,000	36,316	(316)
Expiring 08/12/16	JPMorgan Chase	INR	1,633	24,000	24,315	(315)
Indonesian Rupiah, Expiring 08/29/16	Bank of America	IDR	1,412,400	107,000	107,336	(336)
Expiring 08/29/16	Bank of America	IDR	303,582	23,000	23,071	(71)
Expiring 08/29/16	Citigroup Global Markets	IDR	896,862	67,000	68,157	(1,157)
Expiring 08/29/16	Citigroup Global Markets	IDR	317,760	24,000	24,148	(148)
Expiring 08/29/16	JPMorgan Chase	IDR	1,379,155	101,000	104,809	(3,809)
Expiring 08/29/16	JPMorgan Chase	IDR	754,680	57,000	57,352	(352)
Expiring 08/29/16	JPMorgan Chase	IDR	729,864	54,000	55,466	(1,466)
Expiring 08/29/16	JPMorgan Chase	IDR	487,105	37,000	37,018	(18)
Israeli Shekel, Expiring 10/20/16	Bank of America	ILS	1,096	285,109	288,021	(2,912)
Japanese Yen, Expiring 10/27/16	Citigroup Global Markets	JPY	144,622	1,370,232	1,422,287	(52,055)
Expiring 10/27/16	Citigroup Global Markets	JPY	1,671	16,000	16,437	(437)
Expiring 11/08/16	Citigroup Global Markets	JPY	9,143	76,005	89,966	(13,961)
Malaysian Ringgit, Expiring 10/07/16	JPMorgan Chase	MYR	183	46,000	44,714	1,286
Expiring 10/07/16	UBS AG	MYR	170	42,000	41,657	343
Expiring 01/11/17	Credit Suisse First Boston Corp.	MYR	580	130,556	141,227	(10,671)
Mexican Peso, Expiring 10/21/16	Barclays Capital Group	MXN	952	50,000	50,304	(304)
New Taiwanese Dollar, Expiring 09/30/16	Bank of America	TWD	382	12,000	11,995	5
Expiring 09/30/16	Citigroup Global Markets	TWD	1,634	51,000	51,237	(237)
Expiring 09/30/16	JPMorgan Chase	TWD	670	21,000	21,002	(2)
Expiring 09/30/16	UBS AG	TWD	7,407	230,400	232,318	(1,918)
Expiring 09/30/16	UBS AG	TWD	838	26,000	26,287	(287)
Expiring 11/21/16	JPMorgan Chase	TWD	3,751	117,900	117,777	123
Expiring 12/15/16	Citigroup Global Markets	TWD	18,554	551,370	582,881	(31,511)

Expiring 10/14/16	Bank of America	NZD	76	53,040	54,937	(1,897)
Expiring 10/14/16	Bank of America	NZD	65	46,050	46,876	(826)
Expiring 10/14/16	Bank of America	NZD	65	46,050	46,875	(825)
Expiring 10/14/16	Bank of America	NZD	60	42,907	43,055	(148)
Expiring 10/14/16	Bank of America	NZD	59	41,044	42,243	(1,199)
Expiring 10/14/16	Bank of America	NZD	57	40,864	40,988	(124)
Expiring 10/14/16	Citigroup Global Markets	NZD	76	53,040	54,989	(1,949)
Expiring 10/14/16	Citigroup Global Markets	NZD	58	40,432	41,569	(1,137)
Expiring 10/14/16	Citigroup Global Markets	NZD	57	40,864	41,077	(213)
Expiring 10/14/16	Citigroup Global Markets	NZD	28	20,000	20,347	(347)
Expiring 10/14/16	Citigroup Global Markets	NZD	24	17,000	17,462	(462)
Expiring 10/14/16	Citigroup Global Markets	NZD	23	16,000	16,566	(566)
Expiring 10/14/16	Goldman Sachs & Co.	NZD	75	52,249	54,167	(1,918)
Expiring 10/14/16	Goldman Sachs & Co.	NZD	71	51,080	51,370	(290)
Expiring 10/14/16	Goldman Sachs & Co.	NZD	60	42,907	43,054	(147)
Expiring 10/14/16	JPMorgan Chase	NZD	73	51,423	52,359	(936)
Expiring 10/14/16	JPMorgan Chase	NZD	72	51,336	51,942	(606)
Expiring 10/14/16	JPMorgan Chase	NZD	72	51,335	51,921	(586)
Expiring 10/14/16	JPMorgan Chase	NZD	72	51,080	51,721	(641)
Expiring 10/14/16	JPMorgan Chase	NZD	72	50,655	51,628	(973)
Expiring 10/14/16	JPMorgan Chase	NZD	72	51,080	51,539	(459)
Expiring 10/14/16	JPMorgan Chase	NZD	71	50,569	51,141	(572)
Expiring 10/14/16	JPMorgan Chase	NZD	59	41,044	42,179	(1,135)
Expiring 10/14/16	JPMorgan Chase	NZD	58	40,840	42,034	(1,194)
Expiring 10/14/16	JPMorgan Chase	NZD	58	40,840	42,000	(1,160)
Expiring 10/14/16	JPMorgan Chase	NZD	51	36,778	36,897	(119)
Norwegian Krone, Expiring 10/21/16	Citigroup Global Markets	NOK	329	38,350	39,027	(677)
Expiring 10/21/16	Citigroup Global Markets	NOK	329	38,350	39,020	(670)
Peruvian Nuevo Sol, Expiring 08/05/16	Bank of America	PEN	258	78,000	77,060	940
Expiring 08/05/16	Bank of America	PEN	194	58,000	57,812	188
Expiring 08/05/16	Citigroup Global Markets	PEN	256	78,000	76,362	1,638
Expiring 08/05/16	JPMorgan Chase	PEN	50	15,000	14,938	62
Expiring 08/05/16	JPMorgan Chase	PEN	43	13,000	12,965	35
Expiring 08/05/16	JPMorgan Chase	PEN	34	10,000	9,999	1
Philippine Peso, Expiring 10/20/16	Goldman Sachs & Co.	PHP	6,990	148,467	147,742	725
Expiring 10/20/16	JPMorgan Chase	PHP	3,031	64,000	64,059	(59)
Expiring 10/20/16	JPMorgan Chase	PHP	2,509	53,000	53,036	(36)
Expiring 10/20/16	UBS AG	PHP	2,227	47,001	47,072	(71)
Polish Zloty, Expiring 12/12/16	Barclays Capital Group	PLN	397	100,000	101,498	(1,498)
Russian Ruble, Expiring 10/07/16	Bank of America	RUB	679	10,000	10,104	(104)
Expiring 10/07/16	JPMorgan Chase	RUB	1,821	27,000	27,106	(106)

Singapore Dollar, Expiring 09/30/16	Citigroup Global Markets	SGD	73	53,620	54,129	(509)
Expiring 09/30/16	Citigroup Global Markets	SGD	73	53,620	54,118	(498)
Expiring 09/30/16	Citigroup Global Markets	SGD	62	45,960	46,414	(454)
Expiring 09/30/16	Citigroup Global Markets	SGD	42	30,600	31,021	(421)
Expiring 09/30/16	Hong Kong & Shanghai Bank	SGD	80	58,900	59,886	(986)
Expiring 09/30/16	JPMorgan Chase	SGD	42	30,600	31,007	(407)
Expiring 01/11/17	Citigroup Global Markets	SGD	321	232,511	239,405	(6,894)
South African Rand, Expiring 10/13/16	Citigroup Global Markets	ZAR	419	29,000	29,736	(736)
Expiring 10/13/16	TD Securities	ZAR	390	26,820	27,692	(872)
South Korean Won, Expiring 09/30/16	Citigroup Global Markets	KRW	87,041	76,152	77,684	(1,532)
Expiring 09/30/16	JPMorgan Chase	KRW	46,252	40,999	41,279	(280)
Expiring 11/21/16	JPMorgan Chase	KRW	201,703	171,429	180,014	(8,585)
Expiring 11/21/16	JPMorgan Chase	KRW	57,727	47,500	51,519	(4,019)
Expiring 07/31/18	Bank of America	KRW	142,860	125,481	128,140	(2,659)
Swedish Krona, Expiring 10/21/16	Barclays Capital Group	SEK	147	17,000	17,243	(243)
Expiring 10/21/16	Citigroup Global Markets	SEK	328	38,300	38,541	(241)
Expiring 10/21/16	Citigroup Global Markets	SEK	181	21,000	21,235	(235)
Expiring 10/21/16	Citigroup Global Markets	SEK	154	18,000	18,083	(83)
Expiring 10/21/16	Citigroup Global Markets	SEK	129	15,000	15,165	(165)
Expiring 10/21/16	Citigroup Global Markets	SEK	121	14,000	14,146	(146)
Expiring 10/21/16	Goldman Sachs & Co.	SEK	478	55,545	56,139	(594)
Expiring 10/21/16	Goldman Sachs & Co.	SEK	329	38,300	38,554	(254)
Expiring 10/21/16	JPMorgan Chase	SEK	1,792	208,933	210,300	(1,367)
Expiring 10/21/16	UBS AG	SEK	480	55,546	56,278	(732)
Expiring 10/21/16	UBS AG	SEK	410	47,610	48,089	(479)
Swiss Franc, Expiring 10/27/16	Barclays Capital Group	CHF	33	34,000	33,921	79
Expiring 10/27/16	Citigroup Global Markets	CHF	212	216,524	220,281	(3,757)
Expiring 10/27/16	Citigroup Global Markets	CHF	57	57,913	59,205	(1,292)
Expiring 10/27/16	Citigroup Global Markets	CHF	57	57,625	58,884	(1,259)
Expiring 10/27/16	JPMorgan Chase	CHF	425	433,347	440,873	(7,526)
Expiring 10/27/16	JPMorgan Chase	CHF	57	57,913	59,177	(1,264)
Expiring 10/27/16	JPMorgan Chase	CHF	56	57,049	58,335	(1,286)
Thai Baht, Expiring 10/21/16	Barclays Capital Group	THB	6,667	190,122	191,130	(1,008)
Turkish Lira, Expiring 08/19/16	Barclays Capital Group	TRY	45	15,000	14,850	150

Turkish Lira, Expiring 08/19/16	Citigroup Global Markets	TRY	302	98,799	100,681	(1,882)
Expiring 08/19/16	Citigroup Global Markets	TRY	218	72,300	72,545	(245)
Expiring 08/19/16	Citigroup Global Markets	TRY	130	43,357	43,198	159
Expiring 08/19/16	Citigroup Global Markets	TRY	105	35,000	34,875	125
Expiring 08/19/16	Citigroup Global Markets	TRY	70	23,394	23,312	82
Expiring 08/19/16	Citigroup Global Markets	TRY	34	11,000	11,229	(229)
Expiring 08/19/16	Goldman Sachs & Co.	TRY	383	129,550	127,677	1,873
Expiring 10/28/16	Citigroup Global Markets	TRY	128	43,053	41,939	1,114

				$16,231,700	$16,603,600	(371,900)

						$(259,649)

Cross currency exchange contracts outstanding at July 31, 2016:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
10/21/2016	Buy	CHF	49	NOK	433	$(173)	JPMorgan Chase
10/21/2016	Buy	CHF	50	NOK	437	(130)	Goldman Sachs & Co.
10/21/2016	Buy	CHF	50	NOK	442	(470)	Goldman Sachs & Co.
10/21/2016	Buy	EUR	35	NOK	329	(209)	Goldman Sachs & Co.
10/21/2016	Buy	EUR	42	NOK	400	(250)	Goldman Sachs & Co.
10/21/2016	Buy	EUR	41	NOK	394	(262)	Citigroup Global Markets
10/21/2016	Buy	EUR	42	NOK	399	(227)	Citigroup Global Markets
10/21/2016	Buy	EUR	68	SEK	655	(58)	Bank of America
10/21/2016	Buy	EUR	70	SEK	664	19	Bank of America
10/21/2016	Buy	NOK	647	EUR	69	(227)	Goldman Sachs & Co.
10/21/2016	Buy	NOK	648	EUR	69	(148)	Citigroup Global Markets
10/27/2016	Buy	EUR	62	GBP	52	548	JPMorgan Chase
10/27/2016	Buy	EUR	61	CHF	67	(600)	Bank of America
10/27/2016	Buy	EUR	62	CHF	68	(624)	Citigroup Global Markets
10/27/2016	Buy	EUR	62	CHF	68	(606)	Citigroup Global Markets
10/27/2016	Buy	CHF	62	GBP	49	309	Bank of America
10/27/2016	Buy	CHF	62	GBP	49	330	Bank of America
10/27/2016	Buy	CHF	50	GBP	39	68	Citigroup Global Markets
10/27/2016	Buy	EUR	61	GBP	52	577	Bank of America
10/27/2016	Buy	EUR	62	GBP	52	605	JPMorgan Chase
12/12/2016	Buy	EUR	166	PLN	735	(846)	Citigroup Global Markets
01/27/2017	Buy	JPY	36,327	AUD	485	(8,114)	Citigroup Global Markets
04/28/2017	Buy	TRY	98	EUR	28	(1,303)	Credit Suisse First Boston Corp.
06/20/2017	Buy	AUD	235	JPY	17,406	3,919	Citigroup Global Markets
06/29/2018	Buy	EUR	170	TRY	658	2,366	Credit Suisse First Boston Corp.

						$(5,506)

Forward rate agreement outstanding at July 31, 2016:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC forward rate agreement:
HUF	3,000,000	01/27/17	0.700%	3 Month BUBOR(1)	$566	$—	$566	Morgan Stanley

(1)	Fund pays the fixed rate and receives the floating rate.

Interest rate swap agreements outstanding at July 31, 2016:

Notional Amount (000)#		Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at July 31, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
JPY	40,000	04/01/26	— (3)		— (3)	$—	$148	$148
EUR	1,540	07/18/21	(0.405%	)	1 Day EONIA(1)	—	(1,559)	(1,559)
GBP	35	07/15/46	3.090%		1 Month UKRPI(1)	—	(3,557)	(3,557)
GBP	150	07/15/26	3.050%		1 Month UKRPI(2)	—	2,526	2,526
MXN	5,000	06/24/21	5.520%		28 Day Mexican Interbank Rate(2)	—	(4,243)	(4,243)
	1,300	02/08/18	0.884%		3 Month LIBOR(1)	—	190	190
	5,250	11/23/17	0.962%		3 Month LIBOR(1)	—	(10,622)	(10,622)
	2,460	01/26/18	1.124%		3 Month LIBOR(1)	(478)	(5,620)	(5,142)
	1,000	11/20/22	1.872%		3 Month LIBOR(1)	—	(47,702)	(47,702)
	1,000	11/06/25	2.116%		3 Month LIBOR(1)	—	(75,147)	(75,147)
SEK	2,300	11/12/25	1.430%		3 Month STIBOR(2)	—	25,350	25,350
EUR	1,000	01/13/18	(0.077%	)	6 Month EURIBOR(1)	—	(2,231)	(2,231)
EUR	190	05/09/46	1.357%		6 Month EURIBOR(1)	—	(13,818)	(13,818)
EUR	160	03/31/31	0.874%		6 Month EURIBOR(2)	—	8,862	8,862
EUR	1,000	06/28/32	0.785%		6 Month EURIBOR(2)	—	33,696	33,696
EUR	300	05/09/31	1.587%		6 Month EURIBOR(2)	—	13,713	13,713
GBP	720	06/23/46	1.626%		6 Month LIBOR(1)	48	(150,434)	(150,482)
GBP	1,280	06/23/31	1.618%		6 Month LIBOR(2)	—	153,097	153,097

						$(430)	$(77,351)	$(76,921)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
COP	17,100,000	01/22/17	7.450%	1 Day IBRCOL(2)	$366	$—	$366	Morgan Stanley
COP	3,740,000	07/22/18	6.810%	1 Day IBRCOL(1)	(14)	—	(14)	Morgan Stanley
INR	36,000	07/27/21	6.450%	1 Day MIBOR(1)	(1,598)	—	(1,598)	Citigroup Global Markets
INR	158,000	07/27/17	6.450%	1 Day MIBOR(2)	2,125	—	2,125	Citigroup Global Markets
MXN	10,400	10/31/22	5.960%	28 Day Mexican Interbank Rate(2)	(93)	(3,135)	3,042	Citigroup Global Markets
MXN	6,000	10/31/22	5.960%	28 Day Mexican Interbank Rate(2)	(53)	—	(53)	Citigroup Global Markets
ZAR	5,100	11/13/25	8.510%	3 Month JIBAR(2)	12,500	(84)	12,584	Citigroup Global Markets
ILS	700	12/09/22	1.530%	3 Month TELBOR(2)	8,584	—	8,584	Citigroup Global Markets

HUF	100,000	12/22/25	2.920%	6 Month BUBOR(2)	40,887	—	40,887	Citigroup Global Markets
PLN	550	11/24/25	2.290%	6 Month WIBOR(2)	3,166	—	3,166	Citigroup Global Markets

					$65,870	$(3,219)	$69,089

(1)	Fund pays the fixed rate and receives the floating rate.
(2)	Fund pays the floating rate and receives the fixed rate.
(3)	Fund pays the floating rate of 3 Month LIBOR plus .875 bps and receives the floating rate of 6 Month JPY LIBOR.

Credit default swap agreements outstanding at July 31, 2016:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2016(4)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC packaged credit default swaps on credit indices—Buy Protection(1)*:
CDX.EM.25.V1	06/20/21	1.000%	5,000	N/A	$359,958	$(7,778)	$367,736	Deutsche Bank AG

OTC packaged credit default swaps on sovereign issues—Sell protection(2)*:
Federal Republic of Brazil	06/20/21	1.000%	550	2.871%	$(46,003)	$(244)	$(45,759)	Deutsche Bank AG
People’s Republic of China	06/20/21	1.000%	200	1.109%	(786)	(89)	(697)	Deutsche Bank AG
Republic of Chile	06/20/21	1.000%	200	0.858%	1,576	(89)	1,665	Deutsche Bank AG
Republic of Colombia	06/20/21	1.000%	350	1.962%	(15,142)	(156)	(14,986)	Deutsche Bank AG
Republic of Indonesia	06/20/21	1.000%	350	1.608%	(9,435)	(156)	(9,279)	Deutsche Bank AG
Republic of Malaysia	06/20/21	1.000%	150	1.265%	(1,679)	(67)	(1,612)	Deutsche Bank AG
Republic of Panama Government	06/20/21	1.000%	150	1.503%	(3,344)	(67)	(3,277)	Deutsche Bank AG
Republic of Peru	06/20/21	1.000%	250	1.261%	(2,781)	(111)	(2,670)	Deutsche Bank AG
Republic of Philippines	06/20/21	1.000%	200	1.012%	121	(89)	210	Deutsche Bank AG
Republic of South Africa	06/20/21	1.000%	400	2.498%	(26,866)	(178)	(26,688)	Deutsche Bank AG
Republic of Turkey	06/20/21	1.000%	700	2.715%	(53,547)	(311)	(53,236)	Deutsche Bank AG
Republic of Venezuela	06/20/21	5.000%	250	42.307%	(158,601)	(111)	(158,490)	Deutsche Bank AG
Russian Federation	06/20/21	1.000%	650	2.367%	(39,912)	(289)	(39,623)	Deutsche Bank AG
United Mexican States	06/20/21	1.000%	600	1.511%	(13,616)	(267)	(13,349)	Deutsche Bank AG

					$(370,015)	$(2,224)	$(367,791)

*	The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The fund bought protection on an Emerging Market CDX Index and sold protection on the countries which comprise the index. The up-front premium is attached to the index of the trade. Each swap is priced individually. If the packaged deal is closed out early, all of the component swaps terminate.

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2016(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate issues—Buy Protection(1):
Bank of China Ltd.	06/20/21	1.000%	100	1.330%	$1,423	$2,249	$(826)	Deutsche Bank AG
China Development Bank Corp.	06/20/21	1.000%	100	1.163%	647	1,421	(774)	Deutsche Bank AG

					$2,070	$3,670	$(1,600)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at July 31, 2016(5)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swap on credit indices—Sell Protection(2):
CDX.NA.HY.25.V1	12/20/20	5.000%	248	$(2,193)	$13,556	$15,749

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at July 31, 2016(5)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on corporate issues—Sell Protection(2):
Anadarko Petroleum Corp.	06/20/21	1.000%	100	$(7,556)	$(8,247)	$(691)
Devon Energy Corp.	06/20/20	1.000%	100	(8,269)	(5,003)	3,266

				$(15,825)	$(13,250)	$2,575

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Sell Protection(2):
CMBX.NA.6.AA	05/11/63	1.500%	2,500	$(29,785)	$(1,034)	$(28,751)	Deutsche Bank AG

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2016(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on sovereign issues—Sell Protection(2):
Federal Republic of Brazil	12/20/20	1.000%	500	2.643%	$(33,353)	$(64,528)	$31,175	Deutsche Bank AG
Kingdom of Belgium	12/20/25	1.000%	500	0.780%	10,087	14,623	(4,536)	JPMorgan Chase
Kingdom of Belgium	12/20/25	1.000%	1,000	0.780%	20,175	24,532	(4,357)	JPMorgan Chase
Kingdom of Spain	12/20/20	1.000%	250	0.818%	2,232	2,159	73	JPMorgan Chase
Kingdom of Spain	12/20/25	1.000%	750	1.305%	(18,196)	(16,633)	(1,563)	JPMorgan Chase
People’s Republic of China	12/20/20	1.000%	750	1.006%	669	(403)	1,072	JPMorgan Chase
Petroleo Brasileiro SA	06/20/18	1.000%	250	3.339%	(10,458)	(11,181)	723	Barclays Capital Group
Republic of Chile	12/20/20	1.000%	500	0.783%	5,226	(2,453)	7,679	Deutsche Bank AG
Republic of Colombia	12/20/20	1.000%	500	1.797%	(16,122)	(22,421)	6,299	Deutsche Bank AG
Republic of France	12/20/25	0.250%	750	0.650%	(25,923)	(24,157)	(1,766)	JPMorgan Chase
Republic of France	12/20/25	0.250%	140	0.650%	(4,839)	(5,511)	672	Citigroup Global Markets
Republic of Hungary	12/20/20	1.000%	750	1.298%	(8,623)	(21,884)	13,261	Barclays Capital Group

Republic of Indonesia	12/20/20	1.000%	250	1.470%	(4,640)	(13,020)	8,380	Deutsche Bank AG
Republic of Ireland	12/20/25	1.000%	500	1.105%	(3,870)	10,093	(13,963)	Barclays Capital Group
Republic of Ireland	12/20/25	1.000%	500	1.105%	(3,870)	8,689	(12,559)	JPMorgan Chase
Republic of Israel	12/20/20	1.000%	250	0.675%	3,786	3,054	732	JPMorgan Chase
Republic of Italy	12/20/20	1.000%	250	1.269%	(2,528)	93	(2,621)	JPMorgan Chase
Republic of Italy	12/20/25	1.000%	750	1.877%	(51,958)	(28,906)	(23,052)	JPMorgan Chase
Republic of Italy	12/20/25	1.000%	500	1.877%	(34,639)	(19,746)	(14,893)	JPMorgan Chase
Republic of Korea	12/20/20	1.000%	500	0.447%	12,499	10,288	2,211	JPMorgan Chase
Republic of Latvia	12/20/20	1.000%	750	0.584%	14,324	6,892	7,432	Barclays Capital Group
Republic of Latvia	12/20/22	1.000%	500	0.882%	4,196	(1,998)	6,194	Barclays Capital Group
Republic of Lithuania	12/20/20	1.000%	750	0.573%	14,686	6,892	7,794	Barclays Capital Group
Republic of Lithuania	12/20/22	1.000%	500	0.849%	5,207	594	4,613	Barclays Capital Group
Republic of Panama Government	12/20/20	1.000%	750	1.389%	(11,467)	(17,988)	6,521	Deutsche Bank AG
Republic of Peru	12/20/20	1.000%	500	1.135%	(2,286)	(14,571)	12,285	Deutsche Bank AG
Republic of Philippines	12/20/20	1.000%	750	0.919%	3,465	(42)	3,507	JPMorgan Chase
Republic of Poland	12/20/20	1.000%	500	0.808%	4,683	7,067	(2,384)	Barclays Capital Group
Republic of Portugal	12/20/20	1.000%	250	2.629%	(16,131)	(13,154)	(2,977)	Barclays Capital Group
Republic of Portugal	12/20/20	1.000%	750	2.629%	(48,395)	(21,937)	(26,458)	JPMorgan Chase
Republic of Slovakia Government	12/20/22	1.000%	250	0.649%	5,699	4,243	1,456	Barclays Capital Group
Republic of Slovakia Government	12/20/22	1.000%	500	0.649%	11,398	8,139	3,259	Barclays Capital Group
Republic of Slovenia	12/20/20	1.000%	750	0.926%	3,255	(4,443)	7,698	JPMorgan Chase
Republic of Slovenia	12/20/20	1.000%	350	0.926%	1,519	(2,227)	3,746	Barclays Capital Group
Republic of South Africa	12/20/20	1.000%	375	2.312%	(19,994)	(25,728)	5,734	JPMorgan Chase
Republic of Turkey	12/20/20	1.000%	625	2.537%	(38,861)	(39,564)	703	Deutsche Bank AG
Russian Federation	12/20/20	1.000%	375	2.190%	(18,132)	(26,388)	8,256	JPMorgan Chase
United Mexican States	12/20/20	1.000%	750	1.375%	(11,033)	(14,447)	3,414	Deutsche Bank AG

					$(262,212)	$(305,972)	$43,760

Cash of $381,000 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate and credit default swap contracts at July 31, 2016.

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contracts rises the more the credit deteriorates. The value of the CDS contracts increases for the protection buyer if the spread increases.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of OTC credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The fair value of credit default swap agreements on credit indices, asset-backed securities and centrally cleared corporate and/or sovereign issues serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swaps, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at July 31, 2016:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC currency swap agreements:
1,243	3 Month LIBOR	JPY	140,000	3 Month JPY LIBOR minus 99.5 bps	Citigroup Global Markets	04/03/20	$6,412	$—	$6,412
623	3 Month LIBOR	EUR	580	3 Month EURIBOR minus 36.6 bps	JPMorgan Chase	11/17/16	(24,956)	—	(24,956)
438	3 Month LIBOR	EUR	400	3 Month EURIBOR minus 33.9 bps	JPMorgan Chase	11/06/17	(9,715)	—	(9,715)
1,095	3 Month LIBOR	EUR	1,000	(0.214)%	JPMorgan Chase	11/05/20	(51,161)	—	(51,161)
698	3 Month LIBOR	EUR	650	(0.274)%	JPMorgan Chase	11/17/20	(45,198)	—	(45,198)
428	3 Month LIBOR	EUR	400	(0.279)%	JPMorgan Chase	11/18/20	(28,952)	—	(28,952)
1,222	3 Month LIBOR	JPY	150,000	(0.795)%	JPMorgan Chase	12/03/20	(258,861)	—	(258,861)
247	3 Month LIBOR	EUR	220	(0.443)%	JPMorgan Chase	08/22/21	(2,816)	—	(2,816)
438	3 Month LIBOR	EUR	400	(0.108)%	JPMorgan Chase	11/06/21	(25,349)	—	(25,349)
107	3 Month LIBOR	EUR	100	0.425%	JPMorgan Chase	11/12/25	(14,378)	—	(14,378)
537	3 Month LIBOR	EUR	500	(0.07)%	JPMorgan Chase	05/17/22	(44,438)	—	(44,438)
376	3 Month LIBOR	EUR	350	0.015%	JPMorgan Chase	11/17/22	(33,726)	—	(33,726)
1,095	3 Month LIBOR	EUR	1,000	0.339%	JPMorgan Chase	11/05/24	(108,662)	—	(108,662)
107	3 Month LIBOR	EUR	100	0.355%	JPMorgan Chase	05/17/25	(13,035)	—	(13,035)

							$(654,835)	$—	$(654,835)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Security	$—	$494,758	$—
Residential Mortgage-Backed Security	—	952,376	—
Corporate Bonds	—	11,788,070	—
Foreign Government Bonds	—	7,858,085	—
Residential Mortgage-Backed Securities	—	1,019,987	1,314,165
Affiliated Mutual Fund	1,244,099	—	—
Foreign Treasury Obligation	—	260,962	—
Options Purchased	—	342,721	—
Options Written	—	(411,859)	—
Other Financial Instruments*
Futures Contracts	34,154	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(259,649)	—
OTC Cross Currency Exchange Contracts	—	(5,506)	—
OTC Forward Rate Agreements	—	566	—
Centrally Cleared Interest Rate Swap Agreements	—	(76,921)	—
OTC Interest Rate Swap Agreements	—	65,870	—
Centrally Cleared Credit Default Swap Agreements	—	18,324	—
OTC Credit Default Swap Agreements	—	(299,984)	—
OTC Currency Swap Agreements	—	(654,835)	—

Total	$1,278,253	$21,092,965	$1,314,165

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

Residential Mortgage-Backed Securities
Balance as of 11/3/15***	$—
Realized gain (loss)	5,044
Change in unrealized appreciation (depreciation)**	(18,463)
Purchases	1,962,220
Sales/Paydowns	(638,954)
Accrued discount/premium	4,318
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 07/31/16	$1,314,165

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.
**	Of which, $ (18,491) was relating to securities held at the reporting period end.
***	Commencement of operations.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of July 31, 2016	Valuation Methodology	Unobservable Inputs	Range (Weighted Average)
Residential Mortgage-Backed Securities	$1,314,165	Market Approach	Single Broker Indicative Quote	$95.50 - $99.48($96.56)

The following is a summary of the fair value of the derivative instruments utilized by the Fund as of July 31, 2016 categorized by risk exposure:

Derivative Fair Value at 07/31/16
Credit contracts	$(321,458)
Foreign exchange contracts	(294,495)
Interest rate contracts	(631,166)

Total	$(1,247,119)

Prudential Real Assets Fund

Consolidated Schedule of Investments

as of July 31, 2016 (Unaudited)

			Shares	Value
LONG-TERM INVESTMENTS — 76.1%
AFFILIATED MUTUAL FUNDS — 45.6%
Prudential Floating Rate Income Fund (Class Z)			44,582	$437,795
Prudential International Real Estate Fund (Class Z)			1,412,029	14,642,745
Prudential Jennison Global Infrastructure Fund (Class Z)			1,712,367	20,651,148
Prudential Jennison MLP Fund (Class Z)			1,362,377	10,762,779
Prudential Jennison Natural Resources Fund, Inc. (Class Q)			340,462	12,273,666
Prudential Short Duration High Yield Income Fund (Class Q)			621,785	5,676,899
Prudential US Real Estate Fund (Class Z)			986,685	14,297,070

TOTAL AFFILIATED MUTUAL FUNDS (cost $71,003,501)(a)				78,742,102

EXCHANGE TRADED FUND — 1.1%
Vaneck Vectors Gold Miners (cost $1,463,602)			60,300	1,844,577

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS — 29.4%
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	04/15/18 - 07/15/24	15,905	16,754,227
U.S. Treasury Inflation Indexed Bonds, TIPS	0.250%	01/15/25	2,910	3,010,629
U.S. Treasury Inflation Indexed Bonds, TIPS	0.375%	07/15/23 - 07/15/25	300	318,745
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625%	07/15/21 - 02/15/43	3,815	4,124,814
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750%	02/15/42 - 02/15/45	2,000	2,165,130
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000%	02/15/46	210	238,619
U.S. Treasury Inflation Indexed Bonds, TIPS	1.125%	01/15/21	2,930	3,423,850
U.S. Treasury Inflation Indexed Bonds, TIPS	1.375%	01/15/20 - 02/15/44	3,575	4,310,782
U.S. Treasury Inflation Indexed Bonds, TIPS	1.625%	01/15/18	1,225	1,446,996
U.S. Treasury Inflation Indexed Bonds, TIPS	1.750%	01/15/28	435	587,165
U.S. Treasury Inflation Indexed Bonds, TIPS	2.000%	01/15/26	1,925	2,748,091
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125%	01/15/19 - 02/15/41	2,210	2,887,603
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375%	01/15/25 - 01/15/27	3,145	4,705,737
U.S. Treasury Inflation Indexed Bonds, TIPS	2.500%	01/15/29	900	1,285,078
U.S. Treasury Inflation Indexed Bonds, TIPS	3.625%	04/15/28	600	1,239,387
U.S. Treasury Inflation Indexed Bonds, TIPS	3.875%	04/15/29	695	1,472,025

TOTAL U.S. TREASURY OBLIGATIONS (cost $48,728,524)				50,718,878

TOTAL LONG-TERM INVESTMENTS (cost $121,195,627)				131,305,557

SHORT-TERM INVESTMENTS — 15.8%
U.S. TREASURY OBLIGATIONS(b)(c) — 14.4%
U.S. Treasury Bills	0.020%	08/04/16	3,900	3,899,929
U.S. Treasury Bills(d)	0.218%	09/15/16	150	149,945
U.S. Treasury Bills(d)	0.225%	09/15/16	100	99,964
U.S. Treasury Bills(d)	0.255%	09/15/16	150	149,945
U.S. Treasury Bills(d)	0.256%	09/15/16	1,900	1,899,309
U.S. Treasury Bills(d)	0.265%	09/15/16	850	849,691
U.S. Treasury Bills	0.290%	10/13/16	4,400	4,397,879

U.S. Treasury Bills(d)	0.293%	08/18/16	9,600	9,598,979
U.S. Treasury Bills	0.349%	08/25/16	3,800	3,799,406

TOTAL U.S. TREASURY OBLIGATIONS (cost $24,844,137)				24,845,047

			Shares
AFFILIATED MUTUAL FUND — 1.4%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $2,493,704)(a)			2,493,704	2,493,704

TOTAL SHORT-TERM INVESTMENTS (cost $27,337,841)				27,338,751

TOTAL INVESTMENTS — 91.9% (cost $148,533,468)(e)				158,644,308
Other assets in excess of liabilities(f) — 8.1%				14,027,111

NET ASSETS — 100.0%				$172,671,419

The following abbreviations are used in the quarterly schedule of portfolio holdings:

LME	London Metal Exchange
OTC	Over-the-counter
TIPS	Treasury Inflation-Protected Securities

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
(b)	Rate shown is the effective yield at purchase date.
(c)	Represents security held in the Cayman Subsidiary.
(d)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(e)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$149,382,508

Appreciation	9,946,335
Depreciation	(684,535)

Net Unrealized Appreciation	$9,261,800

The book basis may differ from tax basis due to certain tax-related adjustments.

(f)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Commodity Futures contracts outstanding at July 31, 2016(1):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at July 31, 2016	Unrealized Appreciation (Depreciation)(2)(3)
	Long Positions:
65	Brent Crude	Nov. 2016	$3,129,660	$2,858,700	$(270,960)
12	Coffee ‘C’	Sep. 2016	621,075	657,900	36,825
18	Copper	Sep. 2016	923,152	999,675	76,523
17	Copper	Mar. 2017	936,612	951,787	15,175
71	Corn	Sep. 2016	1,496,975	1,187,475	(309,500)
24	Corn	Dec. 2016	501,337	411,300	(90,037)
7	Cotton No. 2	Dec. 2016	232,640	259,140	26,500
18	Gasoline RBOB	Sep. 2016	1,200,742	997,466	(203,276)
121	Gold 100 OZ	Dec. 2016	16,226,760	16,425,750	198,990

12	Hard Red Winter Wheat	Sep. 2016	300,763	245,850	(54,913)
10	Lean Hogs	Oct. 2016	272,920	236,200	(36,720)
2	Lean Hogs	Dec. 2016	48,860	43,800	(5,060)
8	Live Cattle	Oct. 2016	354,220	357,520	3,300
2	Live Cattle	Jun. 2017	84,920	83,360	(1,560)
10	LME Nickel	Sep. 2016	536,520	636,840	100,320
10	LME Nickel	Dec. 2016	539,766	639,330	99,564
2	LME Nickel	Mar. 2017	125,004	128,262	3,258
17	LME PRI Aluminum	Sep. 2016	677,343	697,106	19,763
5	LME PRI Aluminum	Dec. 2016	193,125	206,438	13,313
3	LME PRI Aluminum	Mar. 2017	124,988	124,294	(694)
11	LME Zinc	Sep. 2016	564,780	616,688	51,908
8	LME Zinc	Dec. 2016	353,078	449,400	96,322
7	LME Zinc	Mar. 2017	382,800	393,400	10,600
100	Natural Gas	Sep. 2016	2,691,586	2,876,000	184,414
6	Natural Gas	Jan. 2017	206,225	206,160	(65)
32	No. 2 Soft Red Winter Wheat	Sep. 2016	817,488	652,400	(165,088)
16	NY Harbor ULSD	Sep. 2016	1,045,405	878,640	(166,765)
5	NY Harbor ULSD	Dec. 2016	325,168	288,435	(36,733)
18	Silver	Sep. 2016	1,560,575	1,831,230	270,655
16	Soybean	Nov. 2016	904,534	802,400	(102,134)
6	Soybean	Mar. 2017	309,675	297,600	(12,075)
12	Soybean Meal	Dec. 2016	471,000	417,240	(53,760)
3	Soybean Meal	Mar. 2017	110,360	100,560	(9,800)
20	Soybean Oil	Dec. 2016	401,584	370,200	(31,384)
4	Soybean Oil	Jan. 2017	77,736	74,592	(3,144)
26	Sugar #11 (World)	Oct. 2016	572,253	554,736	(17,517)
3	Sugar #11 (World)	Mar. 2017	65,027	65,318	291
2	Sugar #11 (World)	Jul. 2017	42,162	41,171	(991)
56	WTI Crude	Sep. 2016	2,832,290	2,329,600	(502,690)

					(867,145)

	Short Positions:
2	LME Nickel	Sep. 2016	122,583	127,368	(4,785)
6	LME Nickel	Dec. 2016	347,016	383,598	(36,582)
1	LME Nickel	Mar. 2017	64,119	64,131	(12)
3	LME PRI Aluminum	Sep. 2016	124,247	123,019	1,228
4	LME PRI Aluminum	Dec. 2016	163,870	165,150	(1,280)
3	LME Zinc	Sep. 2016	156,491	168,187	(11,696)
8	LME Zinc	Dec. 2017	438,188	449,400	(11,212)

					(64,339)

					$(931,484)

(1)	Represents positions held in the Cayman Subsidiary.
(2)	U.S. Treasury obligations with market values of $4,299,543 and $1,249,545 have been segregated with Credit Suisse First Boston Corp. and Goldman Sachs & Co., respectively to cover requirements for open futures contracts at July 31, 2016. In addition, cash and cash equivalents have been earmarked to cover the notional amount of commodity futures contracts as of
July 31, 2016.
(3)	The amount represents fair value of derivative instruments subject to commodity contracts risk exposure as of July 31, 2016.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$81,235,806	$—	$—
Exchange Traded Fund	1,844,577	—	—
U.S. Treasury Obligations	—	75,563,925	—
Other Financial Instruments*
Commodity Futures Contracts	(931,484)	—	—

Total	$82,148,899	$75,563,925	$—

*	Other financial instruments are derivative instruments not reflected in the Consolidated Schedule of Investments, such as futures, forwards and exchange traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Each Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which can be applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price to the extent that the valuation meets the established confidence level for each security. Such confidence level is a measure of the probability of a relationship between a given equity security and the factors used in the models. If the confidence level is not met or the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Bank loans traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Funds invest in the Prudential Core Ultra Short Bond Fund, (formerly known as Prudential Core Taxable Money Market Fund) a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

The Prudential Real Assets Fund wholly owns and controls the Prudential Real Assets Subsidiary, Ltd. (the “Subsidiary”), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act, as amended. In valuing its investments, the Subsidiary follows the same valuation policies as the Prudential Real Assets Fund as described above.

Other information regarding the Funds is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 3

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date September 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date September 16, 2016

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date September 16, 2016

*	Print the name and title of each signing officer under his or her signature.